First Trust Preferred Securities and Income Fund
SUMMARY INFORMATION
Investment Objective
The First Trust Preferred Securities and Income Fund (the "Fund") seeks to provide current income and total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page 12 of the Fund's prospectus ("Prospectus"), "Investment in Fund Shares" on page 15 of the Prospectus and "Purchase and Redemption of Fund Shares" on page 42 of the Fund's statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Trust Preferred Securities and Income Fund (USD $)	Class A	Class C	Class F	Class I	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Trust Preferred Securities and Income Fund		Class A	Class C	Class F	Class I	Class R3
Management Fee		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.15%	none	0.50%
Other Expenses	[1]	1.24%	1.24%	1.24%	1.24%	1.24%
Total Annual Fund Operating Expenses		2.29%	3.04%	2.19%	2.04%	2.54%
Fee Waivers and Expense Reimbursements	[2]	(0.89%)	(0.89%)	(0.89%)	(0.89%)	(0.89%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.40%	2.15%	1.30%	1.15%	1.65%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through October 12, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.15% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 12, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until October 12, 2012. Following such date, the example assumes that the pre-waiver expense ratios provided above are applied. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Trust Preferred Securities and Income Fund (USD $)	1 Year	3 Years
Class A	568	970
Class C	318	772
Class F	132	514
Class I	117	467
Class R3	168	676

Expense Example, No Redemption First Trust Preferred Securities and Income Fund (USD $)	1 Year	3 Years
Class A	586	970
Class C	218	772
Class F	132	514
Class I	117	467
Class R3	168	676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in preferred securities and other securities with similar economic characteristics. Securities that have economic characteristics that are similar to preferred securities include certain debt instruments. Such debt instruments are typically issued by corporations, generally in the form of interest bearing notes, or by an affiliated business trust of a corporation, generally in the form of (i) beneficial interests in subordinated debentures or similarly structured securities or (ii) more senior debt securities that pay income and trade in a manner similar to preferred securities. The Fund may also invest in more traditional corporate debt securities and U.S. government securities.

Preferred securities generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks and potential rewards of investing in both equity funds and bond funds. Because the issuers of preferred securities are often financial companies, the Fund intends to concentrate (invest at least 25% of its net assets) in such companies. The Fund invests in the securities of companies in the financials sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies, real estate investment trusts ("REITs") and companies involved in the insurance industry.

Under normal market conditions, the Fund invests substantially all of its net assets in investment grade securities. Investment grade quality securities are those that, at the time of purchase, are rated at least "BBB-" or higher by Standard & Poor's Rating Group, a division of the McGraw Hill Companies, Inc. ("S&P"), or "Baa3" or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

Under normal market conditions, the Fund may invest up to 15% of its net assets in cash and/or cash equivalents.

The Fund may invest in securities issued by companies domiciled in the United States, U.S. dollar-denominated depositary receipts and U.S. dollar-denominated foreign securities.

The Fund may invest up to 15% of its net assets in Rule 144A Securities. Rule 144A Securities are generally subject to resale restrictions and may be illiquid.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act") and as a result may invest a relatively high percentage of its assets in a limited number of issuers. The Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Market Risk. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

Interest Rate Risk. If interest rates rise, the prices of fixed-rate preferred securities and other fixed-rate debt securities held by the Fund will fall.

Income Risk. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

Illiquid Securities Risk. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. A non-diversified fund is more exposed to risks posed by any single political, regulatory or economic occurrence affecting individual issuers in which it invests as well as the financial condition of such issuers. The Fund's relative lack of diversity may subject investors to greater market risk than other mutual funds.

Concentration Risk. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

Financial Company Risk. Financial companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

REIT Risk. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

Non-U.S. Securities Risk. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

Performance

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.